Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2013	2014
Advance to game developers	$77	$2,894
VAT input (note 1)	281	2,173
Deferred platform commission cost	315	1,878
Prepaid expenses	—	416
Interest receivable	—	368
Prepaid rental expenses	114	35
Advance to advertisement suppliers	58	3
Rental deposit	308	2
Others	51	240

	$1,204	$8,009

Note 1:	VAT input mainly occurred from the purchasing of property and equipment and advertising activities.